Leases - Schedule of Lease-Related Assets and Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Assets
Finance lease, right-of-use assets, net	$ 568,447	$ 622,075
Operating lease, right-of-use assets, net	1,145,034	126,372
Total right-of-use asset	1,713,481	748,447
Liabilities
Finance lease liabilities	235,513	308,125
Operating lease liabilities	400,072	115,945
Current lease liabilities	635,585	424,070
Non-current:
Finance lease liabilities	102,093	216,430
Operating lease liabilities	735,886
Non-current lease liabilities	837,979	216,430
Total lease liabilities	1,473,564	640,500
Finance lease cost:
Interest on lease liabilities (per ASC 842)	8,699	14,527
Operating lease cost:
Operating lease expense (per ASC 842)	99,993	77,656
Total lease expense	$ 108,692	$ 92,183